Restricted Net Assets	12 Months Ended
Dec. 31, 2023
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

29. RESTRICTED NET ASSETS

The Company’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their after-tax profit calculated in accordance with GAAP of the People’s Republic of China (“PRC GAAP”) to a general reserve fund unless such funds have reached 50% of their respective registered capital. The Company’s VIEs incorporated in the PRC are also required to annually appropriate 10% of their after-tax profit calculated in accordance with PRC GAAP to a statutory surplus fund unless such funds have reached 50% of their respective registered capital. In addition, the Company’s subsidiaries, the VIEs can also, at their discretion, appropriate the enterprise expansion fund and discretionary surplus fund, prior to payment of dividends. Furthermore, the Company’s subsidiaries, the VIEs cannot distribute dividends out of their respective registered capital without the prior governmental approvals. Except for the registered capital and statutory reserve requirements stated above, there is no other restriction on the net assets of the Company’s subsidiaries and the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements”. The Company disclosed the parent-company-only condensed financial information in Note 30.